Supplemental Guarantor Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended													3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2012	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Senior Secured Notes Due December 2018 [Member]	Dec. 31, 2013 Senior Secured Notes Due December 2018 [Member]	Nov. 30, 2012 Senior Secured Notes Due December 2018 [Member]	Mar. 31, 2014 Senior Notes Due May 2020 [Member]	Dec. 31, 2013 Senior Notes Due May 2020 [Member]	Mar. 31, 2014 Senior Notes Due April 2022 [Member]	Mar. 30, 2012 Senior Notes Due April 2022 [Member]	Mar. 31, 2014 Exchangeable Senior Notes Due November 2019 [Member]	Nov. 30, 2012 Exchangeable Senior Notes Due November 2019 [Member]	Mar. 31, 2014 AK Holding [Member]	Mar. 31, 2013 AK Holding [Member]	Dec. 31, 2013 AK Holding [Member]	Dec. 31, 2012 AK Holding [Member]	Dec. 31, 2011 AK Holding [Member]	Mar. 31, 2014 AK Steel [Member]	Mar. 31, 2013 AK Steel [Member]	Dec. 31, 2013 AK Steel [Member]	Dec. 31, 2012 AK Steel [Member]	Dec. 31, 2011 AK Steel [Member]	Mar. 31, 2014 Guarantor Subsidiaries of the Senior Notes [Member]	Mar. 31, 2013 Guarantor Subsidiaries of the Senior Notes [Member]	Dec. 31, 2013 Guarantor Subsidiaries of the Senior Notes [Member]	Dec. 31, 2012 Guarantor Subsidiaries of the Senior Notes [Member]	Dec. 31, 2011 Guarantor Subsidiaries of the Senior Notes [Member]	Mar. 31, 2014 Other Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Other Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Other Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Other Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Other Non-Guarantor Subsidiaries [Member]	Mar. 31, 2014 Eliminations [Member]	Mar. 31, 2013 Eliminations [Member]	Dec. 31, 2013 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]
Condensed Statements of Operations [Abstract]
Debt Instrument, Interest Rate, Stated Percentage															8.75%	8.75%	8.75%	7.625%	7.625%	8.375%	8.375%	5.00%	5.00%
Net sales		$ 1,383.5	$ 1,464.8	$ 1,331.3	$ 1,404.5	$ 1,369.8	$ 1,423.1	$ 1,463.5	$ 1,538.4	$ 1,508.7	$ 5,570.4	$ 5,933.7	$ 6,468.0											$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,315.1	$ 1,283.7	$ 5,339.3	$ 5,676.6	$ 6,205.9	$ 67.8	$ 67.2	$ 261.5	$ 287.4	$ 295.4	$ 124.8	$ 149.6	$ 568.8	$ 618.9	$ 461.3	$ (124.2)	$ (130.7)	$ (599.2)	$ (649.2)	$ (494.6)
Cost of products sold (exclusive of items shown separately below)		1,335.6				1,252.3					5,107.8	5,539.1	6,036.8											0	0	0	0	0	1,303.9	1,200.2	5,012.1	5,416.8	5,854.1	49.6	48.4	189.0	204.5	208.0	99.3	125.4	463.3	533.5	427.1	(117.2)	(121.7)	(556.6)	(615.7)	(452.4)
Selling and administrative expenses (exclusive of items shown separately below)		60.2				51.6					205.3	208.7	215.4											1.6	1.5	4.4	4.4	4.4	58.9	50.6	205.0	212.9	222.3	2.8	2.6	10.5	9.9	11.0	7.5	7.1	26.2	25.4	25.4	(10.6)	(10.2)	(40.8)	(43.9)	(47.7)
Depreciation		48.7				48.6					190.1	192.0	185.0											0	0	0	0	0	42.5	43.7	169.4	172.8	177.4	1.0	1.1	4.3	4.7	5.6	5.2	3.8	16.4	14.5	2.0	0	0	0	0	0
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		(25.7)				(15.9)					(68.6)	(35.3)	(36.0)											0	0	0	0	0	(25.7)	(15.9)	(68.6)	(35.3)	(36.0)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Pension corridor charge							157.3				0	157.3	268.1														0	0				157.3	268.1				0	0				0	0				0	0
Total operating costs		1,418.8				1,336.6					5,434.6	6,061.8	6,669.3											1.6	1.5	4.4	4.4	4.4	1,379.6	1,278.6	5,317.9	5,924.5	6,485.9	53.4	52.1	203.8	219.1	224.6	112.0	136.3	505.9	573.4	454.5	(127.8)	(131.9)	(597.4)	(659.6)	(500.1)
Operating profit (loss)		(35.3)	63.0	25.9	13.7	33.2	(176.9)	(12.0)	56.7	4.1	135.8	(128.1)	(201.3)											(1.6)	(1.5)	(4.4)	(4.4)	(4.4)	(64.5)	5.1	21.4	(247.9)	(280.0)	14.4	15.1	57.7	68.3	70.8	12.8	13.3	62.9	45.5	6.8	3.6	1.2	(1.8)	10.4	5.5
Interest expense		32.2				31.0					127.4	86.7	47.5											0	0	0	0	0	31.7	30.7	125.9	85.9	47.3	0	0	0	0	0	0.5	0.3	1.5	0.8	0.2	0	0	0	0	0
Other income (expense)		(1.9)				1.8					(1.4)	6.2	(5.3)											0	0	0	0	0	(3.8)	(2.1)	(5.9)	(9.6)	(8.4)	1.6	1.7	6.1	7.0	6.8	0.3	2.2	(1.6)	8.8	(3.7)	0	0	0	0	0
Income (loss) before income taxes		(69.4)				4.0					7.0	(208.6)	(254.1)											(1.6)	(1.5)	(4.4)	(4.4)	(4.4)	(100.0)	(27.7)	(110.4)	(343.4)	(335.7)	16.0	16.8	63.8	75.3	77.6	12.6	15.2	59.8	53.5	2.9	3.6	1.2	(1.8)	10.4	5.5
Income tax expense (benefit)		1.8				(2.8)					(10.4)	790.0	(94.0)											0	0	0	0	(1.8)	(4.6)	(9.7)	(27.8)	735.9	(125.6)	5.8	6.9	20.1	30.1	30.0	(0.8)	(0.5)	(2.0)	19.8	1.2	1.4	0.5	(0.7)	4.2	2.2
Equity in net income (loss) of subsidiaries		0				0					0	0	0											(84.5)	(8.4)	(42.4)	(1,022.9)	(153.0)	10.9	9.6	40.2	56.4	57.1	0	0	0	0	0	0	0	0	0	0	73.6	(1.2)	2.2	966.5	95.9
Net income (loss)		(71.2)				6.8					17.4	(998.6)	(160.1)											(86.1)	(9.9)	(46.8)	(1,027.3)	(155.6)	(84.5)	(8.4)	(42.4)	(1,022.9)	(153.0)	10.2	9.9	43.7	45.2	47.6	13.4	15.7	61.8	33.7	1.7	75.8	(0.5)	1.1	972.7	99.2
Less: Net income (loss) attributable to noncontrolling interests		14.9				16.7					64.2	28.7	(4.5)											0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	14.9	16.7	64.2	28.7	(4.5)	0	0	0	0	0
Net income (loss) attributable to AK Steel Holding Corporation		(86.1)	35.2	(31.7)	(40.4)	(9.9)	(230.4)	(60.9)	(724.2)	(11.8)	(46.8)	(1,027.3)	(155.6)											(86.1)	(9.9)	(46.8)	(1,027.3)	(155.6)	(84.5)	(8.4)	(42.4)	(1,022.9)	(153.0)	10.2	9.9	43.7	45.2	47.6	(1.5)	(1.0)	(2.4)	5.0	6.2	75.8	(0.5)	1.1	972.7	99.2
Other comprehensive income (loss)		(24.2)				(19.7)					322.3	(1.6)	(89.9)											(24.2)	(19.7)	322.3	(1.6)	(89.9)	(24.2)	(19.7)	322.3	(1.6)	(89.9)	0	0	0	0	0	0	(1.1)	1.2	0.7	(0.7)	24.2	20.8	(323.5)	0.9	90.6
Comprehensive income (loss) attributable to AK Steel Holding Corporation		(110.3)				(29.6)					275.5	(1,028.9)	(245.5)											(110.3)	(29.6)	275.5	(1,028.9)	(245.5)	(108.7)	(28.1)	279.9	(1,024.5)	(242.9)	10.2	9.9	43.7	45.2	47.6	(1.5)	(2.1)	(1.2)	5.7	5.5	100.0	20.3	(322.4)	973.6	189.8
Current assets:
Cash and cash equivalents		31.1	45.3			191.8	227.0				45.3	227.0	42.0											0	0	0	0	0	15.6	152.4	16.8	203.6	19.9	0.2	0.1	0	0	0	15.3	39.3	28.5	23.4	22.1	0	0	0	0	0
Accounts receivable, net		498.9	525.2				473.9				525.2	473.9												0		0	0		452.8		492.4	484.4		31.5		25.2	22.6		37.0		35.9	31.7		(22.4)		(28.3)	(64.8)
Inventory, net		687.7	586.6				609.2				586.6	609.2												0		0	0		625.7		520.0	504.2		17.9		19.2	24.1		51.6		58.5	90.3		(7.5)		(11.1)	(9.4)
Deferred tax assets, current		70.4	69.6				73.2				69.6	73.2												0		0	0		70.2		69.4	73.0		0		0	0		0.2		0.2	0.2		0		0	0
Other current assets		38.2	46.5				59.4				46.5	59.4												0.3		0.3	0.2		34.1		43.9	57.6		0.4		0.2	0.3		3.4		2.1	1.3		0		0	0
Total current assets		1,326.3	1,273.2				1,442.7				1,273.2	1,442.7												0.3		0.3	0.2		1,198.4		1,142.5	1,322.8		50.0		44.6	47.0		107.5		125.2	146.9		(29.9)		(39.4)	(74.2)
Property, plant and equipment		5,884.4	5,871.9				5,943.9				5,871.9	5,943.9												0		0	0		5,262.3		5,258.4	5,355.1		94.9		94.9	93.1		527.2		518.6	495.7		0		0	0
Accumulated depreciation		(4,040.0)	(3,991.8)				(3,931.6)				(3,991.8)	(3,931.6)												0		0	0		(3,924.2)		(3,881.7)	(3,841.9)		(68.9)		(67.9)	(63.6)		(46.9)		(42.2)	(26.1)		0		0	0
Property, plant and equipment, net		1,844.4	1,880.1				2,012.3				1,880.1	2,012.3												0		0	0		1,338.1		1,376.7	1,513.2		26.0		27.0	29.5		480.3		476.4	469.6		0		0	0
Other non-current assets:
Investment in Magnetation LLC		186.5	187.8				150.0				187.8	150.0												0		0	0		0		0	0		0		0	0		186.5		187.8	150.0		0		0	0
Investment in affiliates		0	0				0				0	0												(2,913.8)		(2,772.4)	(2,660.7)		1,421.5		1,393.8	1,337.4		0		0	0		0		0	0		1,492.3		1,378.6	1,323.3
Inter-company accounts		0	0				0				0	0												2,585.3		2,551.1	2,155.2		(3,529.6)		(3,479.7)	(3,066.5)		1,298.4		1,269.6	1,190.3		(378.6)		(372.9)	(346.5)		24.5		31.9	67.5
Other non-current assets		258.2	264.6				298.1				264.6	298.1												0		0	0		133.4		141.0	167.7		33.0		33.0	33.0		91.8		90.6	97.4		0		0	0
TOTAL ASSETS		3,615.4	3,605.7				3,903.1				3,605.7	3,903.1												(328.2)		(221.0)	(505.3)		561.8		574.3	1,274.6		1,407.4		1,374.2	1,299.8		487.5		507.1	517.4		1,486.9		1,371.1	1,316.6
Current liabilities:
Accounts payable		617.4	601.8				538.3				601.8	538.3												0		0	0		565.4		550.5	494.8		9.3		6.3	5.8		43.4		45.6	38.6		(0.7)		(0.6)	(0.9)
Accrued liabilities		175.7	142.9				164.8				142.9	164.8												0		0	0		166.1		133.6	155.0		2.9		2.9	3.0		6.7		6.4	6.8		0		0	0
Current portion of long-term debt		0.6	0.8				0.7				0.8	0.7												0		0	0		0.6		0.8	0.7		0		0	0		0		0	0		0		0	0
Current portion of pension and other postretirement benefit obligations		73.4	85.9				108.6				85.9	108.6												0		0	0		72.9		85.4	108.1		0		0	0		0.5		0.5	0.5		0		0	0
Total current liabilities		867.1	831.4				812.4				831.4	812.4												0		0	0		805.0		770.3	758.6		12.2		9.2	8.8		50.6		52.5	45.9		(0.7)		(0.6)	(0.9)
Non-current liabilities:
Long-term debt		1,657.2	1,506.2				1,411.2				1,506.2	1,411.2												0		0	0		1,657.2		1,506.2	1,411.2		0		0	0		0		0	0		0		0	0
Pension and other postretirement benefit obligations		908.0	965.4				1,661.7				965.4	1,661.7												0		0	0		903.3		960.6	1,657.2		0		0	0		4.7		4.8	4.5		0		0	0
Other non-current liabilities		110.5	110.0				108.8				110.0	108.8												0		0	0		110.1		109.6	108.3		0		0	0		0.4		0.4	0.5		0		0	0
TOTAL LIABILITIES		3,542.8	3,413.0				3,994.1				3,413.0	3,994.1												0		0	0		3,475.6		3,346.7	3,935.3		12.2		9.2	8.8		55.7		57.7	50.9		(0.7)		(0.6)	(0.9)
Total stockholders' equity (deficit)		(328.2)	(221.0)				(505.3)				(221.0)	(505.3)												(328.2)		(221.0)	(505.3)		(2,913.8)		(2,772.4)	(2,660.7)		1,395.2		1,365.0	1,291.0		31.0		35.7	52.2		1,487.6		1,371.7	1,317.5
Noncontrolling interests		400.8	413.7				414.3				413.7	414.3												0		0	0		0		0	0		0		0	0		400.8		413.7	414.3		0		0	0
TOTAL EQUITY (DEFICIT)		72.6	192.7			(109.7)	(91.0)				192.7	(91.0)	377.2	641.1										(328.2)		(221.0)	(505.3)		(2,913.8)		(2,772.4)	(2,660.7)		1,395.2		1,365.0	1,291.0		431.8		449.4	466.5		1,487.6		1,371.7	1,317.5
TOTAL LIABILITIES AND EQUITY (DEFICIT)		3,615.4	3,605.7				3,903.1				3,605.7	3,903.1												(328.2)		(221.0)	(505.3)		561.8		574.3	1,274.6		1,407.4		1,374.2	1,299.8		487.5		507.1	517.4		1,486.9		1,371.1	1,316.6
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		(125.0)				(7.0)					(110.2)	(270.8)	(180.5)											(1.3)	(1.3)	(3.5)	(3.5)	(1.7)	(142.4)	(29.7)	(251.1)	(360.0)	(216.9)	9.7	10.0	50.4	57.3	42.5	16.4	26.3	129.6	55.8	(2.8)	(7.4)	(12.3)	(35.6)	(20.4)	(1.6)
Cash flows from investing activities:
Capital investments		(13.8)				(16.5)					(63.6)	(64.1)	(296.1)											0	0	0	0	0	(7.5)	(13.6)	(39.2)	(38.3)	(98.9)	(0.7)	(0.1)	(1.7)	(1.7)	(1.1)	(5.6)	(2.8)	(22.7)	(24.1)	(196.1)	0	0	0	0	0
Investments in acquired businesses											(50.0)	(60.6)	(125.4)													0	0	0			0	0	0			0	0	0			(50.0)	(60.6)	(125.4)			0	0	0
Other investing items, net		6.8				0.8					15.1	6.1	1.3											0	0	0	0	0	7.0	1.6	8.5	6.7	1.4	0	0	0.3	0.2	(0.1)	(0.2)	(0.8)	6.3	(0.8)	0	0	0	0	0	0
Net cash flows from investing activities		(7.0)				(15.7)					(98.5)	(118.6)	(420.2)											0	0	0	0	0	(0.5)	(12.0)	(30.7)	(31.6)	(97.5)	(0.7)	(0.1)	(1.4)	(1.5)	(1.2)	(5.8)	(3.6)	(66.4)	(85.5)	(321.5)	0	0	0	0	0
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		150.0				0					90.0	(250.0)	250.0											0		0	0	0	150.0		90.0	(250.0)	250.0	0		0	0	0	0		0	0	0	0		0	0	0
Proceeds from issuance of long-term debt											31.9	873.3	0													0	0				31.9	873.3				0	0				0	0				0	0
Redemption of long-term debt		(0.2)				(0.2)					(27.4)	(74.0)	(0.7)											0	0	0	0	0	(0.2)	(0.2)	(27.4)	(74.0)	(0.7)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Proceeds from issuance of common stock	96.4										0	96.4	0														96.4					0					0					0					0
Debt issuance costs		(3.3)				(1.5)					(3.4)	(22.3)	(10.1)											0	0	0	0	0	(3.3)	(1.5)	(3.4)	(22.3)	(10.1)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Purchase of treasury stock		(0.9)				(0.6)																		(0.9)	(0.6)				0	0				0	0				0	0				0	0
Common stock dividends paid											0	(11.0)	(22.0)														(11.0)	(22.0)				0	0				0	0				0	0				0	0
Inter-company activity		0				0					0	0	0											2.2	1.9	4.1	(80.2)	25.0	(4.8)	(6.0)	3.9	48.8	(106.4)	(8.8)	(9.8)	(49.0)	(55.8)	(41.4)	4.0	1.6	5.4	66.8	121.2	7.4	12.3	35.6	20.4	1.6
SunCoke Middletown distributions to noncontrolling interest owners		(27.8)				(9.1)																		0	0				0	0				0	0				(27.8)	(9.1)				0	0
SunCoke Middletown advances from (distributions to) noncontrolling interest owners											(64.8)	(36.6)	210.7													0	0	0			0	0	0			0	0	0			(64.8)	(36.6)	210.7			0	0	0
Other financing items, net		0				(1.1)					0.7	(1.4)	(2.0)											0	0	(0.6)	(1.7)	(1.3)	0	(1.8)	0	(0.5)	0.1	0	0	0	0	0	0	0.7	1.3	0.8	(0.8)	0	0	0	0	0
Net cash flows from financing activities		117.8				(12.5)					27.0	574.4	425.9											1.3	1.3	3.5	3.5	1.7	141.7	(9.5)	95.0	575.3	132.9	(8.8)	(9.8)	(49.0)	(55.8)	(41.4)	(23.8)	(6.8)	(58.1)	31.0	331.1	7.4	12.3	35.6	20.4	1.6
Net increase (decrease) in cash and cash equivalents		(14.2)				(35.2)					(181.7)	185.0	(174.8)											0	0	0	0	0	(1.2)	(51.2)	(186.8)	183.7	(181.5)	0.2	0.1	0	0	(0.1)	(13.2)	15.9	5.1	1.3	6.8	0	0	0	0	0
Cash and cash equivalents, beginning of year		45.3			191.8	227.0				42.0	227.0	42.0	216.8											0	0	0	0	0	16.8	203.6	203.6	19.9	201.4	0	0	0	0	0.1	28.5	23.4	23.4	22.1	15.3	0	0	0	0	0
Cash and cash equivalents, end of year		$ 31.1	$ 45.3			$ 191.8	$ 227.0				$ 45.3	$ 227.0	$ 42.0											$ 0	$ 0	$ 0	$ 0	$ 0	$ 15.6	$ 152.4	$ 16.8	$ 203.6	$ 19.9	$ 0.2	$ 0.1	$ 0	$ 0	$ 0	$ 15.3	$ 39.3	$ 28.5	$ 23.4	$ 22.1	$ 0	$ 0	$ 0	$ 0	$ 0